VARIABLE LIFE AND ANNUITY CONTRACTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Guaranteed minimum death benefits (GMDB)
Assumptions and methodology used to determine the GMDB liability
Maximum number of stochastically generated investment performance scenarios	1,000
Mean investment performance assumption, low end of range (as a percent)	3.00%
Mean investment performance assumption, high end of range (as a percent)	10.00%
Volatility rate (as a percent)	16.00%
Mortality rate, low end of range (as a percent)	50.00%
Mortality rate, high end of range (as a percent)	88.00%
Lapse rate, low end of range (as a percent)	0.00%
Lapse rate, high end of range (as a percent)	40.00%
Discount rate, low end of range (as a percent)	3.75%
Discount rate, high end of range (as a percent)	10.00%
Guaranteed minimum death benefits (GMDB) and Guaranteed minimum income benefits (GMIB)
Changes in GMDB and GMIB liabilities for guarantees on variable contracts reflected in the general account
Balance at the beginning of the period	$ 412,000,000	$ 469,000,000
Reserve increase	120,000,000	31,000,000
Benefits paid	(87,000,000)	(88,000,000)
Balance at the beginning of the period	445,000,000	412,000,000
Guaranteed minimum account value benefits (GMAV B) and Guaranteed minimum withdrawal benefits (GMWB)
VARIABLE LIFE AND ANNUITY CONTRACTS
Account value	14,700,000,000
Amount at risk	1,900,000,000
Variable contract, net deposits plus a minimum return | Guaranteed minimum death benefits (GMDB)
VARIABLE LIFE AND ANNUITY CONTRACTS
Account value	57,000,000,000	55,000,000,000
Amount at risk	3,000,000,000	3,000,000,000
Range of guaranteed minimum return rates (as a percent)	3-10%	3-10%
Variable contract, net deposits plus a minimum return | Guaranteed minimum death benefits (GMDB) | Minimum
VARIABLE LIFE AND ANNUITY CONTRACTS
Average attained age of contract holders by product (in years)	58	58
Variable contract, net deposits plus a minimum return | Guaranteed minimum death benefits (GMDB) | Maximum
VARIABLE LIFE AND ANNUITY CONTRACTS
Average attained age of contract holders by product (in years)	72	70
Variable annuity contract, highest contract value attained | Guaranteed minimum death benefits (GMDB)
VARIABLE LIFE AND ANNUITY CONTRACTS
Account value	12,000,000,000	13,000,000,000
Amount at risk	$ 2,000,000,000	$ 1,000,000,000
Variable annuity contract, highest contract value attained | Guaranteed minimum death benefits (GMDB) | Minimum
VARIABLE LIFE AND ANNUITY CONTRACTS
Average attained age of contract holders by product (in years)	67	70
Variable annuity contract, highest contract value attained | Guaranteed minimum death benefits (GMDB) | Maximum
VARIABLE LIFE AND ANNUITY CONTRACTS
Average attained age of contract holders by product (in years)	74	73